Registration No. 333-137477

As filed with the Securities and Exchange Commission on January 25, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     [ ] PRE-EFFECTIVE AMENDMENT NO. _____


                       [X] POST-EFFECTIVE AMENDMENT NO. 1


                               Principal Investors Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                             The Principal Financial Group
                                 Des Moines, IA  50392
                    (Address of Principal Executive Offices)

                                  515-248-3842
                 (Registrant's Area Code and Telephone Number)

                                Michael D. Roughton
                           The Principal Financial Group
                                 Des Moines, IA  50392
                    (Name and Address of Agent for Service)

                                   Copies to:

                              John W. Blouch, Esq.
                              Dykema Gossett PLLC
                                Franklin Square
                              1300 I Street, N.W.
                                 Suite 300 West
                             Washington, D.C. 20005

     Title of securities being registered: shares of beneficial interest ($.01 par value) of the Registrant.

     No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.

It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b)

     [ ] on __________ pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(1)

     [ ] 75 days after filing pursuant to paragraph (a)(2)

     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 1 to the Registration Statement of Principal Investors Fund, Inc. (the "Fund") on Form N-14 (File No. 333-137477) (the "Registration Statement") consists of the following: (1) Facing Page of the Registration Statement; and (2) Part C of the Registration Statement (including signature page).

This Post-Effective Amendment No. 1 hereby incorporates Part A and Part B from the Trust's definitive combined proxy statement/prospectus and statement of additional  information  as filed  on  November  3,  2006.  This  Post-Effective
Amendment   is  being  filed  for  the  sole  purpose  of  adding  the  articles supplementary, final tax opinions, consent and power of attorney for new directors as Exhibits to Part C of the Registration Statement.



                                     PART C

                                OTHER INFORMATION

Item 15.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

     (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

     (ii) The corporate representative actually received an improper personal benefit in money, property, or services; or

     (iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of the Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI,
Section 7 of the Registrant's Articles of Incorporation, Article 12 of the Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 16. Exhibits.

Unless otherwise stated, all filing references are to File No. 33-59474

1      (1)      a.  Articles of Amendment and Restatement (filed 4/12/96)
                b.  Articles of Amendment and Restatement (filed 9/22/00)
                c.  Articles of Amendment and Restatement dated 6/14/02
                       (filed 12/30/02)
                d.  Articles of Amendment and dated 5/23/05 (filed 9/8/05)
                e.  Articles of Amendment and dated 9/30/05 (filed 11/22/05)

       (2)      a   Articles of Amendment (filed 9/12/97)
                b.  Articles of Amendment dated  7/7/06-- Filed with
                    registration statement on Form N-14(File No.
                    333-137477) on 9/20/06


       (3)      a.   Certificate of Correction dated 9/14/00 (filed 9/22/00)
                b.   Certificate of Correction dated 12/13/00 (filed 10/12/01)

       (4)      a.  Articles Supplementary dated 12/11/00 (filed 10/12/01)
                b.  Articles Supplementary dated 3/12/01 (filed 10/12/01)
                c.  Articles Supplementary dated 4/16/02 (filed 12/30/02)
                d.  Articles Supplementary dated 9/25/02 (filed 12/30/02)
                e.  Articles Supplementary dated 2/5/03 (filed 02/26/03)
                f.  Articles Supplementary dated 4/30/03 (filed 9/11/03)
                g.  Articles Supplementary dated 6/10/03 (filed 9/11/03)
                h.  Articles Supplementary dated 9/9/03 (filed 9/11/03)
                i.  Articles Supplementary dated 11/6/03 (filed 12/15/03)
                j.  Articles Supplementary dated 1/29/04 (filed 2/26/04)
                k.  Articles Supplementary dated 3/8/04  (filed 7/27/04)
                l.  Articles Supplementary dated 6/14/04 (filed 9/27/04)
                m.  Articles Supplementary dated 9/13/04 (filed 12/13/04)
                n.  Articles Supplementary dated 10/1/04 (filed 12/13/04)
                o.  Articles Supplementary dated 12/13/04 (filed 2/28/05)
                p.  Articles Supplementary dated 2/4/05 (filed 5/16/05)
                q.  Articles Supplementary dated 2/24/05 (filed 5/16/05)
                r.  Articles Supplementary dated 5/6/05 (filed 9/8/05)
                s.  Articles Supplementary dated 12/20/05 (filed 2/28/06)
                t. Articles Supplementary dated 9/19/06-- Filed with registration statement on Form N-14(File No. 333-137477)
                    on 9/20/06
                u.  Articles Supplementary dated 1/11/07 (filed 1/16/07)
                v.  Articles Supplementary dated 1/22/07*

2                   By-laws (filed 9/11/03)

3                   Not Applicable

4 Forms of Agreements and Plan of Reorganizations (filed herewith as Appendix A to the Proxy Statement/Prospectus).

5                   Included in Exhibits 1 and 2 hereto.

6   (1)         a.   Management Agreement (filed 9/12/97)
                b.   1st Amendment to the Management Agreement (filed 9/22/00)
                c.   Management Agreement (filed 12/5/00)
                d.   Amendment to Management Agreement dated 9/9/02 (filed 12/30/02)
                e.   Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
                f.   Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
                g.   Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
                h.   Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
                i.   Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
                j.   Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
                k.   Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
                l.   Amendment to Management Agreement dated 12/13/04 (filed 2/28/05)
                m.   Amendment to Management Agreement dated 1/1/05 (filed 2/28/05)
                n.   Amendment to Management Agreement dated 9/30/05 (filed 11/22/05)
                o.   Amendment to Management Agreement dated 1/12/07 (filed 1/16/07)

     (2)        a.   Invista Sub-Advisory Agreement (filed 9/12/97)
                b.   1st Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)
                c.   2nd Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)

     (3)        a.   American Century Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended &Restated Sub-Advisory Agreement with Amer. Century (filed 9/11/03)
                c.   Amended &Restated Sub-Advisory Agreement with Amer. Century (filed 9/27/04)
                d.   Amended & Restated  Sub-Adv Agreement with Amer. Century dated 6/13/05 (filed 9/8/05)

     (4)        a.   Bernstein Sub-Advisory Agreement (filed 12/5/00)
                b.   Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 (filed 9/11/03)
                c.   Amended &Restated Bernstein Sub-Advisory Agreement dated 7/1/04 (filed 9/27/04)

     (5)        a.   BT Sub-Advisory Agreement (filed 9/22/00)

     (6)        a.   Federated Sub-Advisory Agreement (filed 12/5/00)
                b.   Federated Amended &Restated Sub-Advisory Agreement dated 10/31/03 (filed 12/15/03)

     (7)        a.   Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended &Restated Sub-Advisory Agreement with Neuberger Berman (filed 9/11/03)
                c.   Amended &Restated Sub-Advisory Agreement with Neuberger Berman dated 10/31/03 (filed
                     12/15/03)
                d.   Amended &Restated Sub-Advisory Agreement with Neuberger Berman dated 7/1/04 (filed
                     2/28/05)

     (8)        a.   Morgan Stanley Sub-Advisory Agreement-PLCGI (filed 12/5/00)
                b.   Amended &Restated Sub-Advisory Agreement with MSAM dated 11/25/03  (filed 7/27/04)
                c.   Amended &Restated Sub-Advisory Agreement with MSAM dated 6/30/04  (filed 2/28/05)

     (9)       a.   Principal Capital Income Investors Sub-Advisory Agreement (filed 2/27/01)
               b.   1st Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
               c.   2nd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
               d.   3rd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)

     (10)      a.   Principal Capital Real Estate Investors Sub-Advisory Agreement (filed 2/27/01)
               b.   1st Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
               c.   2nd Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
               d.   Amended &Restated Sub-Advisory Agreement with PCREI (filed 9/11/03)
               e.   Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 (filed 12/29/05)
               f.   Amended & Restated Sub-Adv Agreement with PREI dated 1/1/06 (Filed 2/28/06)

     (11)      a.   Turner Sub-Advisory Agreement (filed 12/5/00)

    (12)       a.   PCII Cash Management Sub-Advisory Agreement (filed 2/27/01)
               b.   Amendment to PCII Cash Management Sub-Advisory Agreement (filed 12/30/02)
               c.   Amended &Restated Cash Management Sub-Advisory Agreement dated 10/23/03 (filed
                    12/15/03)

    (13)       a.   Ark Asset Management Sub-Advisory Agreement (filed 2/27/01)
               b.   Amended &Restated Sub-Advisory Agreement with Ark (filed 9/11/03)

    (14)       a.   Morgan Stanley Sub-Advisory Agreement - PMCB (filed 2/27/01)
               b.   Amended &Restated Sub-Advisory Agreement with MSAM dated 11/25/03 (filed 7/27/04)

    (15)       a.   Spectrum Sub-Advisory Agreement (filed 04/29/02)
               b.   Amended &Restated Sub-Advisory Agreement with Spectrum (filed 9/11/03)

    (16)       a.   UBS Global Asset Management Sub-Advisory Agreement (filed 04/29/02)
               b.   Amended &Restated Sub-Advisory Agreement with UBS (filed 9/11/03)
               c.   Amended &Restated Sub-Advisory Agreement with UBS dated 4/1/04 filed 6/1/04)

    (17)       a.   Dreyfus Sub-Advisory Agreement(filed 12/30/02)
               b.   Amended Dreyfus Sub-Advisory Agreement dated 11/25/03 (filed 12/15/03)
               c.   Amended Dreyfus Sub-Advisory Agreement dated 6/30/04 (filed 2/28/05)

    (18)       a.   JP Morgan Sub-Advisory Agreement (filed 12/30/02)
               b.   Amended &Restated Sub-Advisory Agreement with JP Morgan (filed 9/11/03)

    (19)       a.   Principal Global Investors Sub-Advisory Agreement (filed 12/30/02)
               b.   Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
               c.   Amended &Restated Sub-Advisory Agreement with PGI (filed 9/11/03)
               d.   Amended &Restated Sub-Advisory Agreement with PGI (filed 6/1/04)
               e.   Amended &Restated Sub-Advisory Agreement with PGI dated 7-04 (filed 9/27/04)
               f.   Amended &Restated Sub-Advisory Agreement with PGI dated 9-13-04 (filed 12/13/04)
               g.   Amended &Restated Sub-Advisory Agreement with PGI dated 12-13-05 (filed 2/28/06)
               h.   Amended &Restated Sub-Advisory Agreement with PGI dated 7-1-05 (filed 9/8/05)
               i.   Sub-Sub-Advisory Agreement with Spectrum  dated 7-1-2005 (filed 12/29/05)
               j.   Sub-Sub-Advisory Agreement with Post dated 7-1-2005 (filed 12/29/05)
               k.   Amended &Restated Sub-Adv Agreement with PGI dated 3-1-06 (filed 2/28/06)

    (20)       a.   Putnam Sub-Advisory Agreement(filed 12/30/02)
               b.   Amended &Restated Sub-Advisory Agreement with Putnam (filed 9/11/03)

    (21)       a.   Goldman Sachs Sub-Advisory Agreement(filed 12/30/02)
               b.   Amended &Restated Sub-Advisory Agreement with Goldman Sachs (filed 9/11/03)
               c.   Amended &Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 (filed 12/15/03)
               d.   Amended &Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04 (filed 2/28/05)

    (22)       a.   Wellington Sub-Advisory Agreement (filed 12/30/02)
               b.   Amended &Restated Sub-Advisory Agreement with Wellington (filed 9/11/03)

    (23)       a.   Fidelity Sub-Advisory Agreement (filed 2/26/04)
               b.   Fidelity Sub-Sub-Advisory Agreement (filed 12/15/03)
               c.   Amended &Restated Fidelity Sub-Advisory Agreement dated 12/29/04 (filed on 2/28/05)

    (24)       a.   T. Rowe Price Sub-Advisory Agreement (filed 6/1/04)
               b.   Amended &Restated Sub-Advisory Agreement with T. Rowe Price (filed 9/27/04)
               c.   Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 (filed 12/29/05)

    (25)       a.   Grantham, Mayo, Van Otterloo Sub-Advisory Agreement (filed 6/1/04)

    (26)       a.   Mazama Capital Management Sub-Advisory Agreement (filed 6/1/04)

    (27)       a.   Dimensional Fund Advisors Sub-Advisory Agreement (filed 6/1/04)

    (28)       a.   Emerald Advisors, Inc. Sub-Advisory Agreement (filed 9/27/04)

    (29)       a.   Los Angeles Capital Management Sub-Advisory Agreement (filed 9/27/04)
               b.   Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 (filed 11/22/05)

    (30)       a.   Post Advisory Group Sub-Advisory Agreement dated 12/29/04 (filed 2/28/05)
               b.   Amended & Restated Sub-Adv Agreement with Post dated 9/12/05 (filed 12/29/05)

    (31)       a.   Mellon Equity Associates LLP Sub-Advisory Agreement dated 12/21/04 (filed 2/28/05)
               b.   Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 (filed 11/22/05)

    (32)      a.   Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 (filed 9/8/05)

    (33)      a.   Barrow Hanley Sub-Advisory Agreement dated 7/12/05 (filed 9/8/05)

    (34)      a.   Vaughan Nelson Investment Management Sub-Advisory Agreement dated 9/21/05 (filed 11/22/05)

    (35)      a.   Nuveen Sub-Advisory Agreement dated 3/1/06 (filed 2/28/06)

    (36)      a.   Bank of New York Sub-Advisory Agreement dated 3/1/06 (filed 2/28/06)

    (37)     a.   Form of WM Advisors, Inc. Sub-Advisory Agreement-- Filed with registration statement on Form N-14
                  (File No. 333-137477) on 9/20/06

    (38)    a.    Van Kampen Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)

    (39)    a.    Essex Investment Management Sub-Advisory Agreement dated 6/30/06 (filed 10/20/06)

    (40)    a.    Jacobs Levy Equity Management, Inc. Sub-Advisory Agreement dated 6/15/06 (filed 10/20/06)

    (41)    a.    Edge Asset Management Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)

    (42)    a.    Pyramis Global Advisors, LLC Sub-Advisory Agreement dated 1/1/07 (filed 1/16/07)


7   (1)      a.   Distribution Agreement (filed 4/12/96)
             b.   1st Amendment to the Distribution Agreement (filed 9/22/00)
             c.   Distribution Agreement (filed 9/22/00)
             d.   Distribution Plan and Agreement (Select Class)(filed 12/30/02)
             e.   Amended and Restated Distribution Plan and Agreement (Select Class)(filed 12/30/02)
             f.   Amended and Restated Distribution Plan and Agreement (Advisors Select Class)(filed 12/30/02)
             g.   Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class)(filed 12/30/02)
             h.   Amended and Restated Distribution Plan and Agreement (Class J)(filed 12/30/02)
             i.   Amended and Restated Distribution Agreement (filed 12/30/02)
             j.   Amendment to Distribution Plan and Agreement (Advisors Preferred Class) (filed 02/26/03)
             k.   Amendment to Distribution Plan and Agreement (Advisors Select Class) (filed 02/26/03)
             l.   Amendment to Distribution Plan and Agreement (Select Class) (filed 02/26/03)
             m.   Amendment to Distribution Agreement dated 03/02 (filed 02/26/03)
             n.   Amendment to Distribution Agreement dated 12/02 (filed 02/26/03)
             o.   Amended &Restated Distribution Agreement dated 10/22/03 (filed 12/15/03)
             p.   Amended &Restated Distribution Agreement dated 6/14/04 (filed 9/27/04)
             q.   Amended & Restated Distribution Agreement dated 2/24/05 (filed 9/8/05)

       (2)   a.   Selling Agreement--Advantage Classes (filed 9/11/03)
             b.   Selling Agreement--J Shares (filed 9/11/03)
             c.   Selling Agreement--Class A and Class B Shares (filed 9/8/05)

8                 Not Applicable

9      (1)   a.   Domestic Portfolio Custodian Agreement with Bank of New York (filed 4/12/96)
             b.   Domestic Funds Custodian Agreement with Bank of New York (filed 12/5/00)
             c.   Domestic and Global Custodian Agreement with Bank of New York (filed 11/22/05)

       (2)   a.   Global Portfolio Custodian Agreement with Chase Manhattan Bank (filed 4/12/96)
             b.   Global Funds Custodian Agreement with Chase Manhattan Bank (filed 12/5/00)

10                 Rule 12b-1 Plan
       (1)           Advisors Preferred Plan (filed 9/22/2000)
             a.   Amended &Restated dated 9/9/02 (filed 12/30/02)
             b.   Amended &Restated dated 3/11/04 (filed 3/14/04)
             c.   Amended &Restated dated 6/14/04 (filed 9/27/04)
             d.   Amended &Restated dated 9/13/04 (filed 9/27/04)
             e.   Amended &Restated dated 12/13/04 (filed 2/28/05)
             f.   Amended & Restated dated 9/30/05 (filed 11/22/05)
             g.    Amended & Restated dated 1/12/07 (filed 1/16/07)

       (2)        Advisors Select Plan (filed 9/22/2000)
             a.   Amended &Restated dated 9/9/02 (filed 12/30/02)
             b.   Amended &Restated dated 3/11/04 (filed 3/14/04)
             c.   Amended &Restated dated 6/14/04 (filed 9/27/04)
             d.   Amended &Restated dated 9/13/04 (filed 9/27/04)
             e.   Amended &Restated dated 12/13/04 (filed 2/28/05)
             f.   Amended & Restated dated 9/30/05 (filed 11/22/05)
             g.   Amended & Restated dated 1/12/07 (filed 1/16/07)

       (3)           Select Plan (filed 12/30/02)
             a.   Amended &Restated dated 9/9/02 (filed 12/30/02)
             b.   Amended &Restated dated 3/11/04 (filed 3/14/04)
             c.   Amended &Restated dated 6/14/04 (filed 9/27/04)
             d.   Amended &Restated dated 9/13/04 (filed 9/27/04)
             e.   Amended &Restated dated 12/13/04 (filed 2/28/05)
             f.   Amended & Restated dated 9/30/05 (filed 11/22/05)
             g.   Amended & Restated dated 1/12/07 (filed 1/16/07)

       (4)        Class J Plan (filed 12/30/02)
             a.   Amended &Restated dated 9/9/02 (filed 12/30/02)
             b.   Amended &Restated dated 9/13/04 (filed 9/27/04)
             c.   Amended &Restated dated 12/13/04 (filed 2/28/05)
             d.   Amended & Restated dated 9/30/05 (filed 11/22/05)
             e.   Amended & Restated dated 1/12/07 (filed 1/16/07)

       (5)        Advisors Signature Plan (filed 12/13/04)
             a.   Amended &Restated dated 9/13/04 (filed 9/27/04)
             b.   Amended &Restated dated 12/13/04 (filed 2/28/05)
             c.   Amended & Restated dated 9/30/05 (filed 11/22/05)
             d.    Amended & Restated dated 1/12/07 (filed 1/16/07)

      (6)           Class A Plan (filed 2/28/05)
             a.   Amended & Restated dated 9/30/05 (filed 11/22/05)
             b.   Amended & Restated dated 9/11/06 -- Filed with registration statement on Form N-14 (File No. 333-137477)
                  on 9/20/06
             c.   Amended & Restated dated 1/12/07 (filed 1/16/07)

      (7)           Class B Plan (filed 2/28/05)
             a.   Amended & Restated dated 9/30/05 (filed 11/22/05)
             b.   Amended & Restated dated 9/11/06 -- Filed with registration statement on Form N-14 (File No. 333-137477)
                  on 9/20/06
             c.   Amended & Restated dated 1/12/07 (filed 1/16/07)

      (8)           Class C Plan (filed 2/28/05)
             a.    Dated 9/11/06-- Filed with registration statement on Form N-14(File No. 333-137477) on 9/20/06
             b.    Amended & Restated dated 1/12/07 (filed 1/16/07)

 (n)                 Rule 18f-3 Plan (filed 2/28/05)

11               Opinion and Consent of  counsel,  regarding  legality of issuance of shares and other matters --- Filed with registration  statement on Form N-14 (File
                 No. 333-137477) on 9/20/06

12         Opinions of Dykema Gossett PLLC on tax matters

       (a)  For the  combination  of WM Equity  Income  Fund  into the PIF  Equity
            Income  Fund I, WM High Yield Fund into the PIF High Yield Fund II, WM
            Income Fund into the PIF Income  Fund,  WM Mid Cap Stock Fund into the
            PIF MidCap Stock Fund, WM Tax-Exempt Bond Fund into the PIF Tax-Exempt
            Bond Fund I, WM U.S. Government  Securities Fund into the PIF Mortgage
            Securities  Fund and WM West Coast Equity Fund into the PIF West Coast
            Equity Fund*

       (b)  For  the  combination  of  WM  Growth  &  Income  Fund  into  the  PIF
            Disciplined  LargeCap  Blend Fund,  WM Money  Market Fund into the PIF
            Money  Market Fund,  WM REIT Fund into the PIF Real Estate  Securities
            Fund and WM SmallCap Value Fund into the PIF SmallCap Value Fund*

       (c)  For the  combination  of WM Growth Fund into the PIF  LargeCap  Growth
            Fund,  WM   International   Growth  Fund  into  the  PIF   Diversified
            International  Fund and WM Small Cap Growth Fund into the PIF SmallCap
            Growth Fund*

       (d)  For the combination of WM California  Insured  Intermediate  Municipal
            Fund into the PIF California  Insured  Intermediate  Muncipal Fund, WM
            California  Municipal Fund into the PIF California  Municipal Fund and
            WM Short Term Income Fund into the PIF Short-Term Income Fund*

       (e)  For the combination of WM Balanced Portfolio into the PIF SAM Balanced
            Portfolio,  WM  Conservative  Balanced  Portfolio  into  the  PIF  SAM
            Conservative Balanced Portfolio, WM Conservative Growth Portfolio into
            the  PIF  SAM  Conservative  Growth  Portfolio,   WM  Flexible  Income
            Portfolio into the PIF SAM Flexible Income  Portfolio and WM Strategic
            Growth Portfolio into the PIF SAM Strategic Growth Portfolio*

13         Not Applicable

14         Consent of Independent Registered Public Accountants
            (a)  Consent  of  Deloitte  & Touche  LLP--  Filed  with  registration statement on Form N-14(File No. 333- 137477) on 9/20/06
            (b)  Consent of Ernst & Young LLP-- Filed with registration  statement on Form N-14(File No. 333- 137477) on 9/20/06
            (c)  Consent of Dykema Gossett PLLC*

15           Not Applicable

16           (a)  Powers of Attorney.-- Filed with registration statement on Form N-14(File No. 333-137477) on 9/20/06

17           (a)  Prospectuses of the Acquired Funds (WM) dated March 1, 2006 (filed 3/1/06)

             (b)  Statement of Additional Information of the Acquired Funds (WM) dated March 1, 2006 (filed 3/1/06)

             (c)  Annual Report of Principal Investors Fund, Inc. for the fiscal year ended October 31, 2005 (filed 12/21/05)

             (d)  Semi-Annual Report of Principal Investors Fund, Inc. for the period ended April 30, 2006 (filed 6/28/06)

             (e)  Annual Reports of the Acquired Funds (WM) for the fiscal years ended October 31, 2005  (filed 1/6/06)

             (f)  Semi-Annual Reports of the Acquired Funds (WM) for the period ended April 30, 2006  (filed 6/29/06)

* Filed Herewith.

Item   17.     Undertakings

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 22nd day of January, 2007.


                                         Principal Investors Fund, Inc.
                                                    (Registrant)


                                       By   /s/ R. C. Eucher
                                          ______________________________________
                                           R. C. Eucher
                                           Director, President and
                                           Chief Executive Officer


Attest:


/s/ E. H. Gillum
______________________________________
E/ H. Gillum
Assistant Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      Director, President and    January 22, 2007
R. C. Eucher                       Chief Executive Officer
                                   (Principal Executive
                                   Officer)

   (L. D. Zimpleman)*
_____________________________      Director and               January 22, 2007
L. D. Zimpleman                    Chairman of the Board


/s/ J. R. Brown
_____________________________      Vice President and         January 22, 2007
J. R. Brown                        Chief Financial Officer
                                   (Principal Accounting
                                   Officer)

   (E. Ballantine)*
_____________________________      Director                   January 22, 2007
E. Ballantine



   (K. Blake)*
_____________________________      Director                   January 22, 2007
K. Blake


   (R. W. Gilbert)*
_____________________________      Director                   January 22, 2007
R. W. Gilbert


   (M. A. Grimmett)*
_____________________________      Director                   January 22, 2007
M. A. Grimmett

   (F. S. Hirsch)*
_____________________________      Director                   January 22, 2007
F. S. Hirsch

   (W. C. Kimball)*
_____________________________      Director                   January 22, 2007
W. C. Kimball


   (B. A. Lukavsky)*
_____________________________      Director                   January 22, 2007
B. A. Lukavsky


   (W. G. Papesh)*
_____________________________      Director                   January 22, 2007
W. G. Papesh


   (D Pavelich)*
_____________________________      Director                   January 22, 2007
D. Pavelich


   (R. Yancey)*
_____________________________      Director                   January 22, 2007
R. Yancey




                                        *By    /s/ Michael J. Beer
                                           _____________________________________
                                           Michael J. Beer

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included

                                                   EXHIBIT INDEX


    Exhibit No.      Description

       4(v)          Articles Supplementary dated 1/22/07

       12(a)         Opinion of Dykema Gossett PLLC on tax matters for the combination of WM Equity Income Fund into the PIF Equity Income Fund I, WM High Yield Fund into the PIF High Yield Fund II, WM Income
                     Fund into the PIF Income Fund, WM Mid Cap Stock Fund into the PIF MidCap Stock Fund, WM
                     Tax-Exempt Bond Fund into the PIF Tax-Exempt Bond Fund I, WM U.S. Government Securities Fund
                     into the PIF Mortgage Securities Fund and WM West Coast Equity Fund into the PIF West Coast
                     Equity Fund

       12(b)         Opinion of Dykema Gossett PLLC on tax matters for the combination of WM Growth & Income Fund into the PIF Disciplined LargeCap Blend Fund, WM Money Market Fund into the PIF Money Market
                     Fund, WM REIT Fund into the PIF Real Estate Securities Fund and WM SmallCap Value Fund into the
                     PIF SmallCap Value Fund

       12(c)         Opinion of Dykema Gossett PLLC on tax matters for the combination of WM Growth Fund into the
                     PIF LargeCap Growth Fund, WM International Growth Fund into the PIF Diversified International
                     Fund and WM Small Cap Growth Fund into the PIF SmallCap Growth Fund

       12(d)         Opinion of Dykema Gossett PLLC on tax matters for the combination of WM California Insured
                     Intermediate Municipal Fund into the PIF California Insured Intermediate Muncipal Fund, WM
                     California Municipal Fund into the PIF California Municipal Fund and WM Short Term Income Fund
                     into the PIF Short-Term Income Fund

       12(e)         Opinion of Dykema Gossett PLLC on tax matters for the combination of WM Balanced Portfolio into the PIF SAM Balanced Portfolio, WM Conservative Balanced Portfolio into the PIF SAM
                     Conservative Balanced Portfolio, WM Conservative Growth Portfolio into the PIF SAM Conservative
                     Growth Portfolio, WM Flexible Income Portfolio into the PIF SAM Flexible Income Portfolio and
                     WM Strategic Growth Portfolio into the PIF SAM Strategic Growth Portfolio

       14(c)         Consent of  Dykema Gossett PLLC

       16(a)         Powers of Attorney